Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income taxes

8. Income taxes

The tax provisions for the three and nine months ended September 30, 2024, and 2023 were computed using the estimated effective tax rates applicable to the taxable jurisdictions for the full year. The Company’s tax rate is subject to management’s quarterly review and revision, as necessary. The Company’s effective tax rate was 0% for the three and nine months ended September 30, 2024, respectively. The Company paid less than $0.1 million in income taxes for the three and nine months ended September 30, 2024, respectively. There were no income taxes paid by the Company for the three and nine months ended September 30, 2023.

The Company records a provision or benefit for income taxes on pre-tax income or loss based on its estimated effective tax rate for the year. Given the Company’s uncertainty regarding future taxable income, the Company maintains a full valuation allowance on its deferred tax assets. The Company did not record any income tax benefit for the three months ended September 30, 2024, and it recorded an income tax benefit of less than $0.1 million for the nine months ended September 30, 2024, and for the three and nine months ended September 30, 2023. During the three and nine months ended September 30, 2023, the Company had a valuation allowance only against its deferred tax assets in Spain.

12.    Income taxes

The Company is treated as a corporation for U.S. federal and state income tax purposes and is subject to U.S. federal and state income taxes, in addition to local and foreign income taxes, with respect to its allocable share of taxable income generated by Falcon’s Beyond Global, LLC and its subsidiaries. Falcon’s Beyond Global, LLC is treated as a partnership for U.S. federal income tax purposes and therefore is not subject to U.S. federal and state income taxes except for certain consolidated subsidiaries that are subject to taxation in foreign jurisdictions as a result of their entity classification for tax reporting purposes.

The Income (loss) before income taxes includes the following components (in thousands):

	For the year ended December 31
	December 31, 2023	December 31, 2022
Income (loss) before income taxes
United States	$(390,099)	$(18,311)
Foreign	(41,156)	883
Total	(431,255)	(17,428)

The income tax provision consists of the following for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Current
Federal	$(393)	$—
State	94	—
Foreign	$(26)
Deferred
Federal	—	—
State	—	—
Foreign	—	—
Income tax provision	$(325)	$—

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate (benefit) is as follows for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.00%	21.0%
Noncontrolling Interests	(18.68)%	(21.0)%
Valuation Allowance	(2.72)%	(1.0)%
Effect of foreign operations	2.18%	0.0%
Impairment	(2.17)%	0.0%
Other	0.47%	1.0%
Effective tax rate	0.08%	0.0%

The Company’s net deferred tax assets are as follows as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Start-up/Organization costs	$1,326	$—
Partnership Investment	36,004	—
Net operating loss carryforwards	339	434
Other	(152)	11
Total deferred tax assets	37,517	445
Valuation allowance	(37,517)	(445)
Deferred tax asset, net of allowance	$—	$—

At each balance sheet date, management assesses the need to establish a valuation allowance that reduces deferred income tax assets when it is more likely than not that all, or some portion, of the deferred income tax assets will not be realized. A valuation allowance would be based on all available information including the Company’s assessment of uncertain tax positions and projections of future taxable income and capital gain from each tax-paying component in each jurisdiction, principally derived from business plans and available tax planning strategies.

Management has reviewed all available evidence, both positive and negative, in determining the need for a valuation allowance with respect to the gross deferred tax assets. In determining the manner in which available evidence should be weighted, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

As of December 31, 2023, the Company has foreign net operating loss carryforwards of $1.4 million for tax purposes, which will never expire if unused. As of December 31, 2022, the net operating loss carryforwards are not more likely than not of being realized. The Company did not have any state or local net operating losses, or any foreign tax credit carryforwards, net of valuation allowance.

There were no unrecognized tax benefits as of December 31, 2023 and 2022. No amounts were accrued for the payment of interest and penalties at December 31, 2023 and 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income in the accompanying consolidated statement of operations and comprehensive loss.

In the normal course of business, the Company is subject to examination by U.S. federal and certain state, local and foreign tax regulators. At December 31, 2023, U.S. federal tax returns related to predecessor entities for the years 2019 through 2021 are generally open under the normal statute of limitations and therefore subject to examination. State and local tax returns of our predecessor entities are generally open to audit for tax year 2021. In addition, certain foreign subsidiaries’ tax returns from 2016 to 2021 are also open for examination by various regulators. The Company files its tax returns as prescribed by the tax laws of the jurisdictions in which it operates. Although the outcome of tax audits is always uncertain, the Company does not believe the outcome of any future audit will have a material adverse effect on the Company’s consolidated financial statements.